Fair Value Measurements (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 4)	$ 11,301,843	$ 10,526,453
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 4)	775,757	885,305
Fixed maturities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 4)	307,268	278,518
Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 4)	10,218,818	9,362,630
(Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 4)	775,757	885,305
(Level 1) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 4)	775,757	885,305
(Level 1) | Fixed maturities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 4)	0	0
(Level 1) | Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 4)	0	0
(Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 4)	10,526,086	9,641,148
(Level 2) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 4)	0	0
(Level 2) | Fixed maturities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 4)	307,268	278,518
(Level 2) | Equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value (See Note 4)	$ 10,218,818	$ 9,362,630